FAIR VALUE (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended																																3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Recurring basis	Dec. 31, 2013 Recurring basis	Dec. 31, 2012 Recurring basis	Mar. 31, 2014 Recurring basis Estimated Fair Value	Dec. 31, 2013 Recurring basis Estimated Fair Value	Dec. 31, 2012 Recurring basis Estimated Fair Value	Mar. 31, 2014 Recurring basis Estimated Fair Value Cross currency interest rate contracts	Dec. 31, 2013 Recurring basis Estimated Fair Value Cross currency interest rate contracts	Dec. 31, 2012 Recurring basis Estimated Fair Value Cross currency interest rate contracts	Mar. 31, 2014 Recurring basis Estimated Fair Value Interest rate contracts	Dec. 31, 2013 Recurring basis Estimated Fair Value Interest rate contracts	Dec. 31, 2012 Recurring basis Estimated Fair Value Interest rate contracts	Mar. 31, 2014 Recurring basis Estimated Fair Value Equity mutual funds	Dec. 31, 2013 Recurring basis Estimated Fair Value Equity mutual funds	Dec. 31, 2012 Recurring basis Estimated Fair Value Equity mutual funds	Mar. 31, 2014 Recurring basis Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2013 Recurring basis Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2012 Recurring basis Quoted prices in active markets for identical assets (Level 1)	Mar. 31, 2014 Recurring basis Quoted prices in active markets for identical assets (Level 1) Equity mutual funds	Dec. 31, 2013 Recurring basis Quoted prices in active markets for identical assets (Level 1) Equity mutual funds	Dec. 31, 2012 Recurring basis Quoted prices in active markets for identical assets (Level 1) Equity mutual funds	Mar. 31, 2014 Recurring basis Significant other observable inputs (Level 2)	Dec. 31, 2013 Recurring basis Significant other observable inputs (Level 2)	Dec. 31, 2012 Recurring basis Significant other observable inputs (Level 2)	Mar. 31, 2014 Recurring basis Significant other observable inputs (Level 2) Cross currency interest rate contracts	Dec. 31, 2013 Recurring basis Significant other observable inputs (Level 2) Cross currency interest rate contracts	Dec. 31, 2012 Recurring basis Significant other observable inputs (Level 2) Cross currency interest rate contracts	Mar. 31, 2014 Recurring basis Significant other observable inputs (Level 2) Interest rate contracts	Dec. 31, 2013 Recurring basis Significant other observable inputs (Level 2) Interest rate contracts	Dec. 31, 2012 Recurring basis Significant other observable inputs (Level 2) Interest rate contracts	Mar. 31, 2014 Non-reoccurring basis	Mar. 31, 2013 Non-reoccurring basis
Assets:
Total assets															$ 21	$ 21	$ 14				$ 21	$ 21	$ 14
Total assets						22	23	32										21	21	14				1	2	18
Total assets									1	2	18																1	2	18
Liabilities:
Total liabilities												(9)	(10)	(18)																(9)	(10)	(18)
Transfers from Levels 1 to 2 within the fair value hierarchy, assets			0	0	0
Transfers from Levels 1 and 2 within the fair value hierarchy, liabilities			0	0	0
Transfers from Levels 2 to 1 within the fair value hierarchy, assets			0	0	0
Transfers from Levels 2 and 1 within the fair value hierarchy, liabilities			0	0	0
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility	$ 6	$ 1																															$ 6